Loans Receivable and Allowance for Loan Losses (Loan Portfolio Summarized by the Past Due Status) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	$ 491,399	$ 460,551
31-60 Days Past Due	2,080	2,613
61-90 Days Past Due	551	865
Non-Accrual	9,547	13,200
Total Past Due and Non-Accrual	12,178	16,678
Total Loans	503,577	477,229
Residential Real Estate Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	156,066	146,847
31-60 Days Past Due	1,018	94
61-90 Days Past Due	54	256
Non-Accrual	1,704	2,846
Total Past Due and Non-Accrual	2,776	3,196
Total Loans	158,842	150,043
Construction Real Estate Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	20,551	13,363
31-60 Days Past Due		72
Total Past Due and Non-Accrual		72
Total Loans	20,551	13,435
Commercial Real Estate Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	263,837	261,527
31-60 Days Past Due	977	2,333
61-90 Days Past Due	487	598
Non-Accrual	7,843	10,026
Total Past Due and Non-Accrual	9,307	12,957
Total Loans	273,144	274,484
Commercial Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	35,717	24,785
31-60 Days Past Due	28
Non-Accrual		328
Total Past Due and Non-Accrual	28	328
Total Loans	35,745	25,113
Consumer Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	15,228	14,029
31-60 Days Past Due	57	114
61-90 Days Past Due	10	11
Total Past Due and Non-Accrual	67	125
Total Loans	$ 15,295	$ 14,154